Goodwill (Consideration for Acquisitions) (Details)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2008 CNY	Dec. 31, 2008 Anda Store [Member] USD ($)	Dec. 31, 2008 Anda Store [Member] CNY	Dec. 31, 2008 Nehe Store [Member] USD ($)	Dec. 31, 2008 Nehe Store [Member] CNY	Dec. 31, 2008 Fuyu Store [Member] USD ($)	Dec. 31, 2008 Fuyu Store [Member] CNY	Dec. 31, 2008 Xinguangtiandi Store [Member] USD ($)	Dec. 31, 2008 Xinguangtiandi Store [Member] CNY	Dec. 31, 2008 Hailaer Store [Member] USD ($)	Dec. 31, 2008 Hailaer Store [Member] CNY	Dec. 31, 2010 Jian Store [Member] USD ($)	Dec. 31, 2010 Jian Store [Member] CNY	Dec. 31, 2010 Manzhouli Store [Member] USD ($)	Dec. 31, 2010 Manzhouli Store [Member] CNY	Dec. 31, 2010 Taian Store [Member] USD ($)	Dec. 31, 2010 Taian Store [Member] CNY	Dec. 31, 2010 Arongqi Store [Member] USD ($)	Dec. 31, 2010 Arongqi Store [Member] CNY	Dec. 31, 2010 Mulan Store [Member] USD ($)	Dec. 31, 2010 Mulan Store [Member] CNY	Dec. 31, 2010 Liaoyang Store [Member] USD ($)	Dec. 31, 2010 Liaoyang Store [Member] CNY	Dec. 31, 2010 Siping Store [Member] USD ($)	Dec. 31, 2010 Siping Store [Member] CNY
Business Acquisition [Line Items]
Business acquisition effective date						Aug. 31, 2008		Sep. 30, 2008		Oct. 31, 2008		Sep. 30, 2008		Oct. 31, 2008		Aug. 01, 2010		Jul. 01, 2010		Jul. 01, 2010		Nov. 01, 2010		Dec. 01, 2010		Oct. 01, 2010		Nov. 01, 2010
Consideration paid with cash		$ 158,580,000	$ 136,740,000			$ 22,740,000		$ 16,800,000		$ 17,400,000		$ 13,800,000		$ 66,000,000		$ 31,500,000		$ 18,380,000		$ 28,000,000		$ 16,100,000		$ 14,000,000		$ 27,600,000		$ 23,000,000
Fair value of net assets			5,300,914			970,404		828,500		1,042,010		880,000		1,580,000
Goodwill				158,580,000	131,439,086	3,180,272 [1]	21,769,596	2,329,871 [1]	15,971,500	2,387,324 [1]	16,357,990	1,884,728 [1]	12,920,000	9,401,607 [1]	64,420,000	4,647,080	31,500,000	2,705,611 [1]	18,380,000	4,121,714 [1]	28,000,000	2,409,927 [1]	16,100,000	2,096,923 [1]	14,000,000	4,117,866 [1]	27,600,000	3,442,753 [1]	23,000,000
Acquisition-related costs	$ 117,747

[1]	converted into U.S. dollars using the date of acquisition exchange rate